STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Share capital	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjustment	Treasury shares	Accumulated other comprehensive loss	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Non-controlling Interest
Beginning balance at Dec. 31, 2020	$ 2,588,484		$ 18,961	$ 1,681,587		$ (574,364)	$ (16,662)	$ 1,454,388		$ 24,574
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	156,373			156,373
Issuance of treasury shares under share-based compensation plan	4,424			(17,194)		21,618
Treasury shares purchase	(73,064)					(73,064)
Other comprehensive income	(23,077)						(23,077)
Equity component of exchangeable notes, net of issuance costs and deferred tax	75			75
Equity awards assumed for acquisitions	183			183
Purchase of subsidiaries' shares from non-controlling, net	(12,908)			(3,314)						(9,594)
Dividends Paid to non-controlling interest	(1,754)									(1,754)
Net income attributable to NICE Shareholders	199,575							199,575
Net loss attributable to non-controlling interests	(352)									(352)
Ending balance at Dec. 31, 2021	$ 2,837,959	$ (21,485)	18,961	1,817,710	$ (28,816)	(625,810)	(39,739)	1,653,963	$ 7,331	12,874
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2020-06
Stock-based compensation	$ 188,888			188,888
Issuance of treasury shares under share-based compensation plan	953			(26,747)		27,700
Treasury shares purchase	(144,944)					(144,944)
Other comprehensive income	(71,516)						(71,516)
Dividends Paid to non-controlling interest	(376)									(376)
Net income attributable to NICE Shareholders	265,104							265,104
Net loss attributable to non-controlling interests	840									840
Ending balance at Dec. 31, 2022	3,055,423		18,961	1,951,035		(743,054)	(111,255)	1,926,398		13,338
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	183,302			183,302
Issuance of treasury shares under share-based compensation plan	2,573			(23,923)		26,496
Treasury shares purchase	(288,546)					(288,546)
Other comprehensive income	52,145						52,145
Equity awards assumed for acquisitions	13,073			13,073
Dividends Paid to non-controlling interest	(1,771)									(1,771)
Net income attributable to NICE Shareholders	336,500							336,500
Net loss attributable to non-controlling interests	1,801									1,801
Ending balance at Dec. 31, 2023	$ 3,354,500		$ 18,961	$ 2,123,487		$ (1,005,104)	$ (59,110)	$ 2,262,898		$ 13,368